Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental deposits	¥ 109,272	$ 15,843	¥ 167,282
Others	36,291	5,262	18,511
Total	¥ 145,563	$ 21,105	¥ 185,793